Consolidated Statements of Direct Cash Flows - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows provided by Operating Activities
Receipts from the sale of goods and the rendering of services (including taxes)	$ 2,388,420,701	$ 2,415,467,366	$ 2,406,656,125
Payments for Operating Activities
Payments to suppliers for goods and services (including taxes)	(1,495,009,304)	(1,624,748,620)	(1,569,343,254)
Payments to and on behalf of employees	(221,146,637)	(210,545,781)	(213,532,202)
Other payments for operating activities (value-added taxes on purchases, sales and others)	(333,155,023)	(280,846,689)	(275,697,786)
Dividends received	1,540,090	745,805	1,250,000
Interest payments	(53,103,434)	(49,931,807)	(57,963,479)
Interest received	8,240,023	8,610,102	7,463,013
Income tax payments	(40,654,077)	(25,721,727)	(26,322,106)
Other cash movements (tax on bank debits Argentina and others)	(7,171,991)	(9,582,089)	(7,601,081)
Net cash flows provided by (used in) Operating Activities	247,960,348	223,446,560	264,909,230
Cash flows provided by (used in) Investing Activities
Investment in associates	(15,570,161)	(17,586,575)	(915,069)
Proceeds from sale of Property, plant and equipment	99,421	70,431	1,969,878
Purchase of Property, plant and equipment	(168,857,680)	(128,217,485)	(112,399,528)
Purchase of intangible	(11,923,449)
Proceeds from other long term assets (term deposits over 90 days)	81,258,426	109,824,298	106,609,849
Purchase of other long term assets (term deposits over 90 days)	(41,059,494)	(77,789,768)	(95,008,674)
Payments on forward, term, option and financial exchange agreements.	1,374,638	(217,218)	(3,387,526)
Other payments on acquisition of financial instruments	(14,153,111)
Net cash flows provided by (used in) Investing Activities	(168,831,410)	(113,916,317)	(103,131,070)
Cash Flows generated from (used in) Financing Activities
Proceeds from short-term loans obtained	71,801,741	22,188,721	89,423,068
Loan payments	(70,433,452)	(47,288,156)	(130,503,764)
Financial lease liability payments	(4,745,884)	(5,533,160)	(3,160,000)
Dividend payments by the reporting entity	(74,968,175)	(67,591,930)	(54,319,681)
Net cash flows provided by (used in) generated by Financing Activities	(78,345,770)	(98,224,525)	(98,560,377)
Net increase in cash and cash equivalents before exchange differences	783,168	11,305,718	63,217,783
Effects of exchange differences on cash and cash equivalents	(5,804,932)	797,223	(13,571,278)
Net decrease in cash and cash equivalents	(5,021,764)	12,102,941	49,646,505
Cash and cash equivalents at beginning of period	141,263,880	129,160,939	79,514,434
Cash and cash equivalents at end of period	$ 136,242,116	$ 141,263,880	$ 129,160,939